PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) as of April 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 124.0%
Asset-Backed Securities 3.5%
Cayman Islands
Atlas Static Senior Loan Fund Ltd., Series 2022-01A, Class AR, 144A, 3 Month SOFR + 1.750% (Cap N/A, Floor 1.750%)	7.079%(c)	07/15/30	4,003	$4,024,789
Carlyle Global Market Strategies CLO Ltd., Series 2014-01A, Class A1R2, 144A, 3 Month SOFR + 1.232% (Cap N/A, Floor 0.970%)	6.549(c)	04/17/31	1,406	1,406,172
Madison Park Funding Ltd., Series 2015-18A, Class ARR, 144A, 3 Month SOFR + 1.202% (Cap N/A, Floor 0.940%)	6.526(c)	10/21/30	4,314	4,314,969
Neuberger Berman CLO Ltd., Series 2014-17A, Class AR2, 144A, 3 Month SOFR + 1.292% (Cap N/A, Floor 1.030%)	6.616(c)	04/22/29	1,597	1,597,155
OFSI BSL Ltd., Series 2023-12A, Class A1, 144A, 3 Month SOFR + 2.400% (Cap N/A, Floor 2.400%)	7.725(c)	01/20/35	2,500	2,508,533
Voya CLO Ltd.,
Series 2013-02A, Class A1R, 144A, 3 Month SOFR + 1.232% (Cap N/A, Floor 0.970%)	6.555(c)	04/25/31	964	965,012
Series 2015-03A, Class A1R, 144A, 3 Month SOFR + 1.452% (Cap N/A, Floor 1.452%)	6.776(c)	10/20/31	3,870	3,880,090

Total Asset-Backed Securities (cost $18,533,954)				18,696,720
Convertible Bond 0.0%
China
Sunac China Holdings Ltd., Sr. Sec’d. Notes, 144A, Cash coupon 1.000% (cost $26,106)	1.000	09/30/32	195	9,771
Corporate Bonds 91.5%
Argentina 0.5%
Pan American Energy LLC, Gtd. Notes, 144A	8.500	04/30/32	1,850	1,865,984

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Argentina (cont’d.)
YPF SA,
Sr. Sec’d. Notes, 144A	9.500%	01/17/31		700	$705,617
Sr. Unsec’d. Notes, 144A	8.500	03/23/25		116	113,970
					2,685,571
Australia 0.6%
APA Infrastructure Ltd., Gtd. Notes, EMTN(aa)	7.125(ff)	11/09/83	EUR	2,253	2,561,000
Mineral Resources Ltd., Sr. Unsec’d. Notes, 144A	9.250	10/01/28		650	680,063
					3,241,063
Brazil 3.7%
Ambipar Lux Sarl, Gtd. Notes, 144A	9.875	02/06/31		750	742,734
Banco Votorantim SA, Sr. Unsec’d. Notes, 144A, MTN(aa)	4.500	09/24/24		1,120	1,109,248
Braskem Netherlands Finance BV,
Gtd. Notes(aa)	4.500	01/31/30		2,000	1,689,100
Gtd. Notes, 144A(aa)	8.500	01/12/31		815	828,611

Cosan Luxembourg SA, Gtd. Notes, 144A	7.250	06/27/31		600	599,970
CSN Inova Ventures, Gtd. Notes	6.750	01/28/28		750	711,797
CSN Resources SA, Gtd. Notes, 144A	8.875	12/05/30		1,000	996,165
Embraer Netherlands Finance BV,
Gtd. Notes, 144A(aa)	6.950	01/17/28		2,055	2,097,384
Gtd. Notes, 144A(aa)	7.000	07/28/30		1,180	1,208,762

Globo Comunicacao e Participacoes SA, Sr. Unsec’d. Notes	4.875	01/22/30		1,000	871,250
Light Servicos de Eletricidade SA/Light Energia SA, Gtd. Notes, 144A(aa)	4.375	06/18/26(d)		1,500	765,000
MARB BondCo PLC, Gtd. Notes, 144A(aa)	3.950	01/29/31		1,330	1,065,662
Minerva Luxembourg SA, Gtd. Notes, 144A	8.875	09/13/33		1,000	1,025,800

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Brazil (cont’d.)

NBM US Holdings, Inc., Gtd. Notes, 144A(aa)	7.000%	05/14/26	1,000	$999,300
Nexa Resources SA,
Gtd. Notes	6.500	01/18/28	1,000	1,000,955
Gtd. Notes, 144A	6.750	04/09/34	375	376,294

Petrobras Global Finance BV, Gtd. Notes(aa)	6.500	07/03/33	1,165	1,144,374
Rumo Luxembourg Sarl, Gtd. Notes	5.250	01/10/28	800	760,000
Sitios Latinoamerica SAB de CV, Gtd. Notes	5.375	04/04/32	500	455,593
Tupy Overseas SA, Gtd. Notes	4.500	02/16/31	1,000	854,375
				19,302,374
Canada 4.3%
1011778 BC ULC/New Red Finance, Inc.,
Sec’d. Notes, 144A(aa)	4.000	10/15/30	575	493,781
Sr. Sec’d. Notes, 144A(aa)	3.500	02/15/29	840	747,600

Athabasca Oil Corp., Sec’d. Notes, 144A(aa)	9.750	11/01/26	1,765	1,844,425
Bombardier, Inc.,
Sr. Unsec’d. Notes, 144A(aa)	6.000	02/15/28	1,800	1,748,250
Sr. Unsec’d. Notes, 144A(aa)	7.125	06/15/26	834	840,522
Sr. Unsec’d. Notes, 144A	7.250	07/01/31	515	516,251
Sr. Unsec’d. Notes, 144A(aa)	7.500	02/01/29	900	920,250
Sr. Unsec’d. Notes, 144A(aa)	7.875	04/15/27	1,653	1,640,619
Sr. Unsec’d. Notes, 144A(aa)	8.750	11/15/30	1,080	1,148,850
Brookfield Residential Properties, Inc./Brookfield Residential US LLC,
Gtd. Notes, 144A(aa)	4.875	02/15/30	1,275	1,103,181
Sr. Unsec’d. Notes, 144A	5.000	06/15/29	475	418,000

Empire Communities Corp., Sr. Unsec’d. Notes, 144A	9.750	05/01/29	520	530,026
goeasy Ltd., Sr. Unsec’d. Notes, 144A	7.625	07/01/29	25	24,895
Hudbay Minerals, Inc.,
Gtd. Notes, 144A	4.500	04/01/26	575	554,156
Gtd. Notes, 144A(aa)	6.125	04/01/29	1,210	1,183,090

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Canada (cont’d.)

Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc., Sr. Sec’d. Notes, 144A	5.000%	12/31/26	200	$193,000
Mattamy Group Corp.,
Sr. Unsec’d. Notes, 144A(aa)	4.625	03/01/30	1,125	1,002,656
Sr. Unsec’d. Notes, 144A(aa)	5.250	12/15/27	1,650	1,575,750

New Gold, Inc., Gtd. Notes, 144A(aa)	7.500	07/15/27	1,035	1,022,063
Parkland Corp., Gtd. Notes, 144A(aa)	4.500	10/01/29	1,625	1,468,967
Precision Drilling Corp.,
Gtd. Notes, 144A	6.875	01/15/29	250	247,260
Gtd. Notes, 144A(aa)	7.125	01/15/26	592	591,260
Ritchie Bros Holdings, Inc.,
Gtd. Notes, 144A	7.750	03/15/31	525	542,791
Sr. Sec’d. Notes, 144A	6.750	03/15/28	150	151,092

Superior Plus LP/Superior General Partner, Inc., Gtd. Notes, 144A(aa)	4.500	03/15/29	1,825	1,649,344
Taseko Mines Ltd., Sr. Sec’d. Notes, 144A	8.250	05/01/30	420	426,728
				22,584,807
Chile 0.6%
Falabella SA, Sr. Unsec’d. Notes	3.375	01/15/32	1,000	764,350
Mercury Chile Holdco LLC, Sr. Sec’d. Notes, 144A(aa)	6.500	01/24/27	1,000	960,904
VTR Comunicaciones SpA, Sr. Sec’d. Notes	4.375	04/15/29	1,000	765,000
VTR Finance NV, Sr. Unsec’d. Notes, 144A	6.375	07/15/28	705	497,025
				2,987,279
China 0.5%
Agile Group Holdings Ltd., Sr. Sec’d. Notes	6.050	10/13/25(d)	1,120	123,200
China Hongqiao Group Ltd., Gtd. Notes	6.250	06/08/24	1,100	1,095,820

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
China (cont’d.)
Country Garden Holdings Co. Ltd., Sr. Sec’d. Notes	6.150%	09/17/25(d)	1,620	$95,175
Sunac China Holdings Ltd.,
Sr. Sec’d. Notes, 144A, PIK 6.000%	6.000	09/30/26	162	16,203
Sr. Sec’d. Notes, 144A, PIK 6.250%	6.250	09/30/27	162	14,600
Sr. Sec’d. Notes, 144A, PIK 6.500%	6.500	09/30/27	325	26,150
Sr. Sec’d. Notes, 144A, PIK 6.750%	6.750	09/30/28	488	34,394
Sr. Sec’d. Notes, 144A, PIK 7.000%	7.000	09/30/29	488	28,085
Sr. Sec’d. Notes, 144A, PIK 7.250%	7.250	09/30/30	230	11,834

West China Cement Ltd., Gtd. Notes	4.950	07/08/26	1,143	928,687
Yuzhou Group Holdings Co. Ltd.,
Sr. Sec’d. Notes	7.700	02/20/25(d)	900	45,000
Sr. Sec’d. Notes	8.500	02/26/24(d)	400	20,000
				2,439,148
Colombia 1.1%
AI Candelaria Spain SA, Sr. Sec’d. Notes, 144A(aa)	5.750	06/15/33	1,440	1,114,200
Ecopetrol SA,
Sr. Unsec’d. Notes	4.625	11/02/31	500	402,435
Sr. Unsec’d. Notes(aa)	5.375	06/26/26	975	952,453
Sr. Unsec’d. Notes(aa)	6.875	04/29/30	1,400	1,337,420
Sr. Unsec’d. Notes	8.875	01/13/33	690	704,852

SierraCol Energy Andina LLC, Gtd. Notes, 144A(aa)	6.000	06/15/28	1,700	1,466,844
				5,978,204
Costa Rica 0.1%
Autopistas del Sol SA, Sr. Sec’d. Notes	7.375	12/30/30	282	271,003
Instituto Costarricense de Electricidad, Sr. Unsec’d. Notes, 144A	6.750	10/07/31	270	266,878
				537,881

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Czech Republic 0.1%
Energo-Pro A/S, Sr. Unsec’d. Notes, 144A	8.500%	02/04/27		700	$705,031
Finland 0.2%
Amer Sports Co., Sr. Sec’d. Notes, 144A (aa)	6.750	02/16/31		875	858,064
France 1.5%
Altice France SA, Sr. Sec’d. Notes(aa)	3.375	01/15/28	EUR	2,375	1,679,173
Chrome Holdco SAS, Gtd. Notes	5.000	05/31/29	EUR	805	553,043
Emeria SASU,
Sr. Sec’d. Notes	7.750	03/31/28	EUR	700	718,921
Sr. Sec’d. Notes, 144A(aa)	7.750	03/31/28	EUR	1,500	1,540,546

Eutelsat SA, Sr. Unsec’d. Notes, 144A(aa)	9.750	04/13/29	EUR	3,000	3,249,704
Iliad Holding SASU, Sr. Sec’d. Notes, 144A	8.500	04/15/31		395	397,975
					8,139,362
Germany 0.4%
Commerzbank AG, Sub. Notes, EMTN	6.750(ff)	10/05/33	EUR	1,900	2,154,300
Ghana 0.3%
Tullow Oil PLC, Sr. Sec’d. Notes, 144A (aa)	10.250	05/15/26		1,716	1,655,404
Guatemala 0.7%
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL, Gtd. Notes	5.250	04/27/29		1,000	930,290
CT Trust, Sr. Sec’d. Notes, 144A	5.125	02/03/32		1,160	1,006,126

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Guatemala (cont’d.)
Millicom International Cellular SA,
Sr. Unsec’d. Notes, 144A	4.500%	04/27/31	1,200	$998,754
Sr. Unsec’d. Notes, 144A	7.375	04/02/32	500	488,545
				3,423,715
India 2.0%
Clean Renewable Power Mauritius Pte Ltd., Sr. Sec’d. Notes, 144A	4.250	03/25/27	1,153	1,058,369
Delhi International Airport Ltd., Sr. Sec’d. Notes, 144A(aa)	6.450	06/04/29	1,205	1,172,992
GMR Hyderabad International Airport Ltd., Sr. Sec’d. Notes(aa)	4.250	10/27/27	1,460	1,343,656
Greenko Power II Ltd., Sr. Sec’d. Notes	4.300	12/13/28	900	803,700
HDFC Bank Ltd., Jr. Sub. Notes, 144A(aa)	3.700(ff)	08/25/26(oo)	2,135	1,968,203
HPCL-Mittal Energy Ltd., Sr. Unsec’d. Notes(aa)	5.250	04/28/27	2,000	1,915,000
India Cleantech Energy, Sec’d. Notes	4.700	08/10/26	725	675,713
Periama Holdings LLC, Gtd. Notes	5.950	04/19/26	200	196,842
Vedanta Resources Finance II PLC, Gtd. Notes	13.875	01/21/27	1,481	1,389,819
				10,524,294
Ireland 0.1%
GGAM Finance Ltd.,
Gtd. Notes, 144A	8.000	02/15/27	275	282,389
Sr. Unsec’d. Notes, 144A	6.875	04/15/29	150	149,859
				432,248
Israel 0.6%
Energean Israel Finance Ltd.,
Sr. Sec’d. Notes, 144A(aa)	5.375	03/30/28	2,250	1,996,875
Sr. Sec’d. Notes, 144A	5.875	03/30/31	500	426,719

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Israel (cont’d.)

Leviathan Bond Ltd., Sr. Sec’d. Notes, 144A(aa)	6.750%	06/30/30		1,110	$988,071
					3,411,665
Italy 0.3%
Intesa Sanpaolo SpA, Sr. Preferred Notes, EMTN	6.625	05/31/33	GBP	1,155	1,480,275
Jamaica 0.5%
Digicel Group Holdings Ltd.,
Sr. Sec’d. Notes, Series 1A14, 144A (original cost $13,458; purchased 11/14/23)^(f)	0.000	12/31/30		12	14,222
Sr. Sec’d. Notes, Series 1B14, 144A (original cost $14; purchased 11/14/23)^(f)	0.000	12/31/30		142	—
Sr. Sec’d. Notes, Series 3A14, 144A (original cost $870; purchased 11/14/23)^(f)	0.000	12/31/30		—(r)	171
Sr. Sec’d. Notes, Series 3B14, 144A (original cost $4; purchased 11/14/23)^(f)	0.000	12/31/30		43	—

Digicel Intermediate Holdings Ltd./Digicel International Finance Ltd./DIFL US LLC, Sr. Sec’d. Notes, Cash coupon 9.000% and PIK 1.500% (original cost $1,751,714; purchased 01/29/24 - 01/30/24)(f)	10.500	05/25/27		1,896	1,846,745
Digicel MidCo Ltd./DIFL US II LLC, Sr. Unsec’d. Notes, PIK 10.500% (original cost $616,444; purchased 01/30/24)(f)	10.500	11/25/28		955	756,896
					2,618,034
Japan 0.2%
SoftBank Group Corp., Sr. Unsec’d. Notes	3.875	07/06/32	EUR	1,400	1,311,319
Kuwait 0.2%
Kuwait Projects Co. SPC Ltd.,
Gtd. Notes	4.229	10/29/26		925	827,586
Gtd. Notes, EMTN	4.500	02/23/27		200	175,625
					1,003,211

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Luxembourg 1.6%
Altice Financing SA, Sr. Sec’d. Notes	3.000%	01/15/28	EUR	4,175	$3,605,684
Altice Finco SA, Sec’d. Notes	4.750	01/15/28	EUR	2,125	1,496,748
Galapagos SA, Sr. Sec’d. Notes	0.000(cc)	06/15/21(d)	EUR	315	1,679
Herens Midco Sarl, Gtd. Notes	5.250	05/15/29	EUR	1,481	1,130,074
Monitchem HoldCo 3 SA, Sr. Sec’d. Notes	8.750	05/01/28	EUR	2,000	2,174,228
					8,408,413
Macau 0.8%
MGM China Holdings Ltd.,
Sr. Unsec’d. Notes, 144A	4.750	02/01/27		525	494,813
Sr. Unsec’d. Notes, 144A	5.250	06/18/25		325	319,516

Studio City Finance Ltd., Gtd. Notes, 144A	5.000	01/15/29		600	514,500
Wynn Macau Ltd.,
Sr. Unsec’d. Notes, 144A	5.125	12/15/29		1,000	885,000
Sr. Unsec’d. Notes, 144A	5.500	01/15/26		1,000	971,875
Sr. Unsec’d. Notes, 144A	5.625	08/26/28		925	854,237
					4,039,941
Malaysia 0.2%
Gohl Capital Ltd., Gtd. Notes	4.250	01/24/27		1,099	1,043,020
Mexico 5.4%
Banco Mercantil del Norte SA,
Jr. Sub. Notes	7.500(ff)	06/27/29(oo)		600	579,375
Jr. Sub. Notes, 144A(aa)	6.625(ff)	01/24/32(oo)		1,485	1,308,656

Braskem Idesa SAPI, Sr. Sec’d. Notes, 144A(aa)	7.450	11/15/29		1,750	1,381,975
Cemex SAB de CV, Sub. Notes	9.125(ff)	03/14/28(oo)		1,000	1,070,705
Comision Federal de Electricidad, Gtd. Notes, 144A	4.688	05/15/29		605	555,844

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Mexico (cont’d.)

Electricidad Firme de Mexico Holdings SA de CV, Sr. Sec’d. Notes, 144A(aa)	4.900%	11/20/26		1,000	$948,437
Mexico City Airport Trust,
Sr. Sec’d. Notes(aa)	3.875	04/30/28		2,230	2,075,991
Sr. Sec’d. Notes	5.500	07/31/47		670	548,772

Nemak SAB de CV, Sr. Unsec’d. Notes, 144A(aa)	3.625	06/28/31		1,230	962,475
Petroleos Mexicanos,
Gtd. Notes(aa)	5.350	02/12/28		2,500	2,187,250
Gtd. Notes(aa)	6.490	01/23/27		3,758	3,528,311
Gtd. Notes(aa)	6.500	03/13/27		2,720	2,551,496
Gtd. Notes(aa)	6.500	06/02/41		2,100	1,390,725
Gtd. Notes	6.700	02/16/32		545	446,410
Gtd. Notes	10.000	02/07/33		145	142,100
Gtd. Notes, EMTN(aa)	2.750	04/21/27	EUR	1,915	1,765,874
Gtd. Notes, MTN(aa)	6.750	09/21/47		1,825	1,163,529
Gtd. Notes, MTN(aa)	6.875	08/04/26		3,200	3,107,200

Tierra Mojada Luxembourg II Sarl, Sr. Sec’d. Notes, 144A	5.750	12/01/40		1,796	1,609,359
Total Play Telecomunicaciones SA de CV,
Gtd. Notes	6.375	09/20/28		1,355	716,456
Gtd. Notes, 144A(aa)	6.375	09/20/28		910	481,162
					28,522,102
Morocco 0.1%
OCP SA,
Sr. Unsec’d. Notes	6.875	04/25/44		280	257,162
Sr. Unsec’d. Notes, 144A	3.750	06/23/31		200	165,671
					422,833
Netherlands 0.6%
Boost Newco Borrower LLC/GTCR W Dutch Finance Sub BV, Sr. Sec’d. Notes(aa)	8.500	01/15/31	GBP	1,900	2,528,465
VEON Holdings BV, Sr. Unsec’d. Notes, 144A	3.375	11/25/27		920	747,500
					3,275,965

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Nigeria 0.1%
IHS Holding Ltd., Gtd. Notes, 144A	6.250%	11/29/28		645	$555,506
Panama 0.1%
AES Panama Generation Holdings SRL, Sr. Sec’d. Notes, 144A	4.375	05/31/30		378	317,039
Peru 0.3%
InRetail Consumer, Sr. Sec’d. Notes	3.250	03/22/28		800	713,000
Minsur SA, Sr. Unsec’d. Notes	4.500	10/28/31		750	650,156
					1,363,156
Puerto Rico 0.1%
C&W Senior Finance Ltd., Sr. Unsec’d. Notes	6.875	09/15/27		750	701,250
Russia 0.0%
Alfa Bank AO Via Alfa Bond Issuance PLC,
Sub. Notes	5.950	04/15/30		1,500	75,000
Sub. Notes, 144A	5.950	04/15/30		985	49,250

Sovcombank Via SovCom Capital DAC, Jr. Sub. Notes, 144A	7.600	02/17/27(oo)		1,500	54,188
					178,438
Singapore 0.2%
Puma International Financing SA, Gtd. Notes, 144A	7.750	04/25/29		800	807,544
Slovenia 0.4%
Summer BidCo BV, Sr. Unsec’d. Notes, 144A, Cash coupon 10.000% or PIK 10.750%	10.000	02/15/29	EUR	1,775	1,908,307

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
South Africa 1.9%
Eskom Holdings SOC Ltd.,
Gov’t. Gtd. Notes, MTN(aa)	6.350%	08/10/28		2,080	$1,965,600
Sr. Unsec’d. Notes(aa)	7.125	02/11/25		1,270	1,262,063
Sr. Unsec’d. Notes, MTN(aa)	8.450	08/10/28		1,040	1,023,100
Sasol Financing USA LLC,
Gtd. Notes(aa)	4.375	09/18/26		790	744,575
Gtd. Notes(aa)	6.500	09/27/28		1,930	1,830,484
Gtd. Notes, 144A(aa)	8.750	05/03/29		2,100	2,114,770

Transnet SOC Ltd., Sr. Unsec’d. Notes, 144A(aa)	8.250	02/06/28		935	919,806
					9,860,398
Spain 0.7%
Banco de Sabadell SA, Sub. Notes, EMTN	6.000(ff)	08/16/33	EUR	1,200	1,327,323
Codere Finance 2 Luxembourg SA,
Sr. Sec’d. Notes, Cash coupon 2.000% and PIK 10.750% (original cost $716,412; purchased 02/18/19 - 10/31/22)(f)	12.750	11/30/27(d)	EUR	673	21,547
Sr. Sec’d. Notes, 144A, Cash coupon 2.000% and PIK 11.625% (original cost $193,321; purchased 10/18/19 - 10/31/22)(f)	13.625	11/30/27(d)		224	2,243

Lorca Telecom Bondco SA, Sr. Sec’d. Notes, 144A(aa)	5.750	04/30/29	EUR	2,275	2,467,539
					3,818,652
Switzerland 0.4%
VistaJet Malta Finance PLC/Vista Management Holding, Inc.,
Sr. Unsec’d. Notes, 144A(aa)	7.875	05/01/27		1,540	1,361,360
Sr. Unsec’d. Notes, 144A	9.500	06/01/28		580	518,827
					1,880,187
Thailand 0.6%
Bangkok Bank PCL, Jr. Sub. Notes, 144A, MTN (aa)	5.000(ff)	09/23/25(oo)		3,016	2,921,750

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Turkey 1.2%
Aydem Yenilenebilir Enerji A/S, Sr. Sec’d. Notes, 144A(aa)	7.750%	02/02/27		1,140	$1,101,169
Eldorado Gold Corp., Sr. Unsec’d. Notes, 144A(aa)	6.250	09/01/29		1,250	1,179,625
Mersin Uluslararasi Liman Isletmeciligi A/S, Sr. Unsec’d. Notes, 144A(aa)	8.250	11/15/28		1,000	1,027,720
Sisecam UK PLC, Gtd. Notes, 144A	8.250	05/02/29		615	625,585
TAV Havalimanlari Holding A/S, Gtd. Notes, 144A(aa)	8.500	12/07/28		1,000	1,024,375
Turkiye Sinai Kalkinma Bankasi A/S, Sr. Unsec’d. Notes, 144A, MTN(aa)	9.375	10/19/28		1,000	1,065,313
WE Soda Investments Holding PLC, Sr. Sec’d. Notes, 144A	9.500	10/06/28		500	516,000
					6,539,787
Ukraine 0.2%
NAK Naftogaz Ukraine via Kondor Finance PLC,
Sr. Unsec’d. Notes(aa)	7.125	07/19/26(d)	EUR	1,035	723,482
Sr. Unsec’d. Notes	7.625	11/08/28(d)		830	539,500
					1,262,982
United Arab Emirates 0.3%
DP World Salaam, Jr. Sub. Notes	6.000(ff)	10/01/25(oo)		1,620	1,605,420
United Kingdom 6.5%
Bellis Finco PLC,
Gtd. Notes(aa)	4.000	02/16/27	GBP	3,400	3,935,400
Sr. Unsec’d. Notes, 144A(aa)	4.000	02/16/27	GBP	2,275	2,633,246

CD&R Firefly Bidco PLC, Sr. Sec’d. Notes, 144A(aa)	8.625	04/30/29	GBP	3,050	3,791,310
Connect Finco Sarl/Connect US Finco LLC, Sr. Sec’d. Notes, 144A(aa)	6.750	10/01/26		800	772,584
eG Global Finance PLC,
Sr. Sec’d. Notes(aa)	11.000	11/30/28	EUR	1,825	1,996,818
Sr. Sec’d. Notes, 144A	11.000	11/30/28	EUR	600	656,418

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United Kingdom (cont’d.)

Flutter Treasury Designated Activity Co., Sr. Sec’d. Notes, 144A	6.375%	04/29/29		465	$465,000
Macquarie Airfinance Holdings Ltd.,
Sr. Unsec’d. Notes, 144A	6.400	03/26/29		175	174,563
Sr. Unsec’d. Notes, 144A	6.500	03/26/31		455	453,862
Sr. Unsec’d. Notes, 144A	8.125	03/30/29		250	261,250
Sr. Unsec’d. Notes, 144A(aa)	8.375	05/01/28		725	761,250

Sherwood Financing PLC, Sr. Sec’d. Notes, 144A(aa)	6.000	11/15/26	GBP	1,350	1,370,600
TalkTalk Telecom Group Ltd., Gtd. Notes(aa)	3.875	02/20/25	GBP	5,475	6,225,570
Very Group Funding PLC (The), Sr. Sec’d. Notes, 144A	6.500	08/01/26	GBP	1,275	1,322,336
Virgin Media Secured Finance PLC,
Sr. Sec’d. Notes(aa)	4.125	08/15/30	GBP	4,525	4,657,136
Sr. Sec’d. Notes(aa)	4.250	01/15/30	GBP	3,570	3,759,568

Zenith Finco PLC, Sr. Sec’d. Notes, 144A	6.500	06/30/27	GBP	1,175	1,071,802
					34,308,713
United States 50.7%
ACCO Brands Corp., Gtd. Notes, 144A(aa)	4.250	03/15/29		1,225	1,067,282
Acrisure LLC/Acrisure Finance, Inc., Sr. Unsec’d. Notes, 144A(aa)	8.250	02/01/29		1,400	1,390,204
AdaptHealth LLC,
Gtd. Notes, 144A	4.625	08/01/29		625	526,783
Gtd. Notes, 144A(aa)	5.125	03/01/30		925	787,621
Gtd. Notes, 144A(aa)	6.125	08/01/28		655	613,824

Adient Global Holdings Ltd., Sr. Sec’d. Notes, 144A	7.000	04/15/28		450	455,049
Adtalem Global Education, Inc., Sr. Sec’d. Notes, 144A(aa)	5.500	03/01/28		650	618,337
Aethon United BR LP/Aethon United Finance Corp., Sr. Unsec’d. Notes, 144A	8.250	02/15/26		625	629,538
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC, Gtd. Notes, 144A	6.500	02/15/28		150	149,844

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)

Alcoa Nederland Holding BV, Gtd. Notes, 144A	7.125%	03/15/31		215	$217,150
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Sec’d. Notes, 144A(aa)	6.625	07/15/26		736	734,547
Sr. Unsec’d. Notes, 144A	6.000	06/01/29		600	510,598
Sr. Unsec’d. Notes, 144A(aa)	9.750	07/15/27		2,575	2,565,379

Alta Equipment Group, Inc., Sec’d. Notes, 144A	5.625	04/15/26		525	507,576
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., Gtd. Notes(aa)	7.875	12/15/24(d)		6,450	645
American Airlines, Inc., Sr. Sec’d. Notes, 144A	7.250	02/15/28		400	401,642
American Airlines, Inc./AAdvantage Loyalty IP Ltd., Sr. Sec’d. Notes, 144A(aa)	5.750	04/20/29		1,700	1,636,250
American Axle & Manufacturing, Inc., Gtd. Notes	6.250	03/15/26		426	422,277
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes	5.750	05/20/27		355	344,740
Sr. Unsec’d. Notes	5.875	08/20/26		645	633,240

AMN Healthcare, Inc., Gtd. Notes, 144A(aa)	4.000	04/15/29		800	708,060
Amsted Industries, Inc., Sr. Unsec’d. Notes, 144A(aa)	4.625	05/15/30		1,475	1,323,668
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A	5.375	06/15/29		175	167,050
Gtd. Notes, 144A(aa)	5.750	01/15/28		500	489,661
Gtd. Notes, 144A	6.625	02/01/32		225	224,092

Antero Resources Corp., Gtd. Notes, 144A(aa)	7.625	02/01/29		689	707,351
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.,
Sr. Sec’d. Notes	2.125	08/15/26	EUR	1,000	841,375
Sr. Sec’d. Notes	2.125	08/15/26	EUR	475	399,445
Arsenal AIC Parent LLC,
Sr. Sec’d. Notes, 144A	8.000	10/01/30		250	260,812
Unsec’d. Notes, 144A	11.500	10/01/31		605	673,444

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
United States (cont’d.)
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A	9.000%	11/01/27	368	$460,946
Sr. Unsec’d. Notes, 144A(aa)	8.250	12/31/28	2,275	2,319,236
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A(aa)	4.625	08/01/29	1,425	1,289,434
Sr. Unsec’d. Notes, 144A	4.625	04/01/30	150	133,954
ASP Unifrax Holdings, Inc.,
Sr. Sec’d. Notes, 144A	5.250	09/30/28	425	269,749
Sr. Unsec’d. Notes, 144A	7.500	09/30/29	275	140,734

ATI, Inc., Sr. Unsec’d. Notes	7.250	08/15/30	280	286,771
B&G Foods, Inc.,
Gtd. Notes(aa)	5.250	09/15/27	3,170	2,927,801
Sr. Sec’d. Notes, 144A	8.000	09/15/28	625	647,194
Bausch Health Cos., Inc.,
Gtd. Notes, 144A(aa)	5.000	01/30/28	1,450	664,309
Gtd. Notes, 144A	5.000	02/15/29	125	54,063
Gtd. Notes, 144A(aa)	5.250	01/30/30	2,225	945,625
Gtd. Notes, 144A(aa)	5.250	02/15/31	1,600	677,874
Gtd. Notes, 144A(aa)	6.250	02/15/29	3,540	1,535,475
Gtd. Notes, 144A	7.000	01/15/28	250	132,500

Beacon Roofing Supply, Inc., Sr. Sec’d. Notes, 144A	6.500	08/01/30	225	224,651
Beazer Homes USA, Inc.,
Gtd. Notes	5.875	10/15/27	75	72,769
Gtd. Notes(aa)	7.250	10/15/29	1,650	1,631,115
Sr. Unsec’d. Notes, 144A	7.500	03/15/31	595	588,768
Boeing Co. (The),
Sr. Unsec’d. Notes(aa)	5.805	05/01/50	880	779,458
Sr. Unsec’d. Notes	5.930	05/01/60	275	240,375

Boost Newco Borrower LLC, Sr. Sec’d. Notes, 144A	7.500	01/15/31	525	541,478
Boyd Gaming Corp., Gtd. Notes, 144A	4.750	06/15/31	125	110,840
Brand Industrial Services, Inc., Sr. Sec’d. Notes, 144A	10.375	08/01/30	200	214,735
Bread Financial Holdings, Inc., Gtd. Notes, 144A(aa)	9.750	03/15/29	900	936,135

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
United States (cont’d.)

Brinker International, Inc., Gtd. Notes, 144A(aa)	8.250%	07/15/30	1,810	$1,888,103
C&S Group Enterprises LLC, Gtd. Notes, 144A	5.000	12/15/28	250	191,250
Caesars Entertainment, Inc.,
Gtd. Notes, 144A(aa)	4.625	10/15/29	1,625	1,448,845
Sr. Sec’d. Notes, 144A(aa)	6.500	02/15/32	1,315	1,295,378
Sr. Sec’d. Notes, 144A(aa)	7.000	02/15/30	1,725	1,737,389
Calpine Corp.,
Sr. Unsec’d. Notes, 144A	5.000	02/01/31	325	295,329
Sr. Unsec’d. Notes, 144A(aa)	5.125	03/15/28	6,425	6,089,141

Camelot Return Merger Sub, Inc., Sr. Sec’d. Notes, 144A(aa)	8.750	08/01/28	725	713,587
Carnival Corp.,
Gtd. Notes, 144A	5.750	03/01/27	2,400	2,333,472
Sr. Sec’d. Notes, 144A	4.000	08/01/28	125	114,255

CCM Merger, Inc., Sr. Unsec’d. Notes, 144A	6.375	05/01/26	325	323,797
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes(aa)	4.500	05/01/32	1,050	804,385
Sr. Unsec’d. Notes, 144A(aa)	4.250	02/01/31	2,550	2,001,710
Sr. Unsec’d. Notes, 144A	4.250	01/15/34	509	368,955
Sr. Unsec’d. Notes, 144A(aa)	4.500	06/01/33	650	488,858
Sr. Unsec’d. Notes, 144A(aa)	4.750	03/01/30	3,050	2,536,438
Sr. Unsec’d. Notes, 144A(aa)	5.000	02/01/28	3,575	3,256,865
Sr. Unsec’d. Notes, 144A(aa)	5.125	05/01/27	950	890,921
Sr. Unsec’d. Notes, 144A	5.375	06/01/29	50	44,011
Chart Industries, Inc.,
Gtd. Notes, 144A	9.500	01/01/31	420	451,102
Sr. Sec’d. Notes, 144A(aa)	7.500	01/01/30	1,045	1,069,496

Cheniere Energy, Inc., Sr. Unsec’d. Notes(aa)	4.625	10/15/28	1,370	1,310,315
Chesapeake Energy Corp.,
Gtd. Notes, 144A	5.875	02/01/29	475	465,842
Gtd. Notes, 144A	6.750	04/15/29	365	364,828

Churchill Downs, Inc., Sr. Unsec’d. Notes, 144A	5.750	04/01/30	650	619,870
CITGO Petroleum Corp., Sr. Sec’d. Notes, 144A(aa)	7.000	06/15/25	1,325	1,323,804

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
United States (cont’d.)
Civitas Resources, Inc.,
Gtd. Notes, 144A(aa)	8.375%	07/01/28	800	$834,766
Gtd. Notes, 144A	8.625	11/01/30	350	373,497

Clarios Global LP/Clarios US Finance Co., Gtd. Notes, 144A	8.500	05/15/27	425	425,638
Clarivate Science Holdings Corp., Gtd. Notes, 144A(aa)	4.875	07/01/29	725	660,444
Cleveland-Cliffs, Inc., Gtd. Notes, 144A(aa)	6.750	04/15/30	925	902,645
CMG Media Corp., Gtd. Notes, 144A(aa)	8.875	12/15/27	1,645	914,237
CNX Midstream Partners LP, Gtd. Notes, 144A	4.750	04/15/30	175	154,644
CNX Resources Corp., Gtd. Notes, 144A	7.250	03/01/32	450	451,735
Comstock Resources, Inc., Gtd. Notes, 144A(aa)	6.750	03/01/29	1,000	953,532
Cornerstone Building Brands, Inc., Gtd. Notes, 144A(aa)	6.125	01/15/29	550	465,328
Cornerstone Chemical Co. LLC, Sr. Sec’d. Notes, 144A, Cash coupon 5.000% and PIK 10.000% (original cost $802,329; purchased 12/06/23)^(aa)(f)	15.000	12/06/28	891	891,477
Crescent Energy Finance LLC,
Gtd. Notes, 144A(aa)	9.250	02/15/28	790	834,850
Sr. Unsec’d. Notes, 144A	7.625	04/01/32	600	602,451

CrownRock LP/CrownRock Finance, Inc., Sr. Unsec’d. Notes, 144A	5.000	05/01/29	179	176,683
CSC Holdings LLC,
Gtd. Notes, 144A(aa)	4.125	12/01/30	900	574,063
Gtd. Notes, 144A(aa)	5.500	04/15/27	1,000	819,731
Sr. Unsec’d. Notes, 144A(aa)	4.625	12/01/30	4,050	1,754,590
Dana, Inc.,
Sr. Unsec’d. Notes	4.250	09/01/30	450	390,017
Sr. Unsec’d. Notes	4.500	02/15/32	275	233,007
DaVita, Inc.,
Gtd. Notes, 144A(aa)	3.750	02/15/31	1,550	1,276,372
Gtd. Notes, 144A(aa)	4.625	06/01/30	2,875	2,521,377

Diamond Foreign Asset Co./Diamond Finance LLC, Sec’d. Notes, 144A	8.500	10/01/30	350	363,860

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A (original cost $3,927,328; purchased 07/18/19 - 02/27/20)(f)	6.625%	08/15/27(d)		4,125	$105,094
Sec’d. Notes, 144A (original cost $2,387,283; purchased 07/18/19 - 07/05/22)(f)	5.375	08/15/26(d)		3,150	80,662
DISH DBS Corp.,
Gtd. Notes	5.125	06/01/29		975	392,697
Gtd. Notes	7.375	07/01/28		515	229,847
Gtd. Notes	7.750	07/01/26		2,910	1,830,020

DISH Network Corp., Sr. Sec’d. Notes, 144A(aa)	11.750	11/15/27		1,100	1,109,389
Diversified Healthcare Trust,
Gtd. Notes(aa)	4.375	03/01/31		750	543,071
Gtd. Notes	9.750	06/15/25		175	175,284
Sr. Unsec’d. Notes	4.750	02/15/28		575	452,295

Eco Material Technologies, Inc., Sr. Sec’d. Notes, 144A(aa)	7.875	01/31/27		845	851,234
Embecta Corp.,
Sr. Sec’d. Notes, 144A	5.000	02/15/30		500	385,483
Sr. Sec’d. Notes, 144A	6.750	02/15/30		75	64,386
Encore Capital Group, Inc.,
Sr. Sec’d. Notes	4.250	06/01/28	GBP	1,300	1,353,974
Sr. Sec’d. Notes, 144A	9.250	04/01/29		210	214,721

Energizer Holdings, Inc., Gtd. Notes, 144A(aa)	4.375	03/31/29		1,725	1,523,162
Energy Transfer LP, Jr. Sub. Notes, Series G(aa)	7.125(ff)	05/15/30(oo)		1,275	1,222,403
EnerSys, Gtd. Notes, 144A	6.625	01/15/32		175	174,029
EQM Midstream Partners LP,
Sr. Unsec’d. Notes, 144A(aa)	6.500	07/01/27		1,480	1,484,510
Sr. Unsec’d. Notes, 144A	7.500	06/01/27		200	203,630
Sr. Unsec’d. Notes, 144A	7.500	06/01/30		400	419,495
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.,
Gtd. Notes, 144A(aa)	6.750	01/15/30		2,625	2,286,489
Sr. Sec’d. Notes, 144A	4.625	01/15/29		525	474,869

Five Point Operating Co. LP/Five Point Capital Corp., Gtd. Notes, 144A(aa)	10.500(cc)	01/15/28		1,049	1,074,200

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
United States (cont’d.)
Forestar Group, Inc.,
Gtd. Notes, 144A(aa)	3.850%	05/15/26	200	$189,936
Gtd. Notes, 144A(aa)	5.000	03/01/28	800	759,693

Foundation Building Materials, Inc., Gtd. Notes, 144A	6.000	03/01/29	562	495,733
Freedom Mortgage Corp.,
Sr. Unsec’d. Notes, 144A	6.625	01/15/27	200	192,485
Sr. Unsec’d. Notes, 144A	7.625	05/01/26	325	323,654
Sr. Unsec’d. Notes, 144A	12.000	10/01/28	100	107,318

Freedom Mortgage Holdings LLC, Sr. Unsec’d. Notes, 144A	9.250	02/01/29	125	125,826
Gap, Inc. (The),
Gtd. Notes, 144A	3.625	10/01/29	250	211,746
Gtd. Notes, 144A(aa)	3.875	10/01/31	1,850	1,510,996
GFL Environmental, Inc.,
Gtd. Notes, 144A	4.000	08/01/28	100	90,250
Gtd. Notes, 144A(aa)	4.375	08/15/29	900	809,438
Sr. Sec’d. Notes, 144A	6.750	01/15/31	400	402,252
Global Partners LP/GLP Finance Corp.,
Gtd. Notes	6.875	01/15/29	450	440,311
Gtd. Notes, 144A	8.250	01/15/32	300	307,681

GN Bondco LLC, Sr. Sec’d. Notes, 144A(aa)	9.500	10/15/31	1,700	1,632,034
Gray Television, Inc., Gtd. Notes, 144A(aa)	5.875	07/15/26	1,315	1,266,705
Greystar Real Estate Partners LLC, Sr. Sec’d. Notes, 144A	7.750	09/01/30	300	310,269
Griffon Corp., Gtd. Notes(aa)	5.750	03/01/28	800	770,345
H&E Equipment Services, Inc., Gtd. Notes, 144A(aa)	3.875	12/15/28	2,400	2,123,893
Harvest Midstream I LP, Sr. Unsec’d. Notes, 144A	7.500	05/15/32	220	220,327
Hecla Mining Co., Gtd. Notes(aa)	7.250	02/15/28	605	604,905
Hertz Corp. (The),
Gtd. Notes, 144A	4.625	12/01/26	325	251,884
Gtd. Notes, 144A	5.000	12/01/29	650	448,556
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A	5.750	02/01/29	325	313,077

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
United States (cont’d.)
Hilcorp Energy I LP/Hilcorp Finance Co., (cont’d.)
Sr. Unsec’d. Notes, 144A(aa)	6.000%	04/15/30	665	$637,620
Sr. Unsec’d. Notes, 144A(aa)	6.000	02/01/31	1,095	1,048,802
Sr. Unsec’d. Notes, 144A(aa)	6.250	04/15/32	680	658,502
Sr. Unsec’d. Notes, 144A	8.375	11/01/33	323	346,611

Hilton Domestic Operating Co., Inc., Gtd. Notes, 144A(aa)	4.000	05/01/31	700	613,029
Howard Hughes Corp. (The),
Gtd. Notes, 144A(aa)	4.125	02/01/29	1,150	1,020,630
Gtd. Notes, 144A(aa)	4.375	02/01/31	800	679,821
Gtd. Notes, 144A	5.375	08/01/28	575	543,066

Hunt Cos., Inc., Sr. Sec’d. Notes, 144A(aa)	5.250	04/15/29	2,000	1,793,276
International Game Technology PLC, Sr. Sec’d. Notes, 144A(aa)	6.250	01/15/27	750	749,093
Jacobs Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A(aa)	6.750	02/15/29	825	786,195
Sr. Unsec’d. Notes, 144A	6.750	02/15/29	375	355,035

JB Poindexter & Co., Inc., Sr. Unsec’d. Notes, 144A	8.750	12/15/31	605	617,969
Jefferies Finance LLC/JFIN Co-Issuer Corp., Sr. Unsec’d. Notes, 144A(aa)	5.000	08/15/28	875	787,311
KB Home,
Gtd. Notes	4.000	06/15/31	400	346,374
Gtd. Notes(aa)	4.800	11/15/29	1,575	1,458,803

Knife River Corp., Sr. Unsec’d. Notes, 144A	7.750	05/01/31	350	363,925
Kontoor Brands, Inc., Gtd. Notes, 144A(aa)	4.125	11/15/29	1,850	1,654,311
LABL, Inc.,
Sr. Sec’d. Notes, 144A	5.875	11/01/28	500	445,658
Sr. Sec’d. Notes, 144A	9.500	11/01/28	225	225,097
Sr. Unsec’d. Notes, 144A	8.250	11/01/29	450	381,466
Sr. Unsec’d. Notes, 144A(aa)	10.500	07/15/27	945	928,566

Landsea Homes Corp., Sr. Unsec’d. Notes, 144A(aa)	8.875	04/01/29	800	784,993
LBM Acquisition LLC, Gtd. Notes, 144A	6.250	01/15/29	475	436,176

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
United States (cont’d.)
LCM Investments Holdings II LLC,
Sr. Unsec’d. Notes, 144A(aa)	4.875%	05/01/29	750	$685,030
Sr. Unsec’d. Notes, 144A(aa)	8.250	08/01/31	710	738,245

LD Holdings Group LLC, Gtd. Notes, 144A(aa)	6.125	04/01/28	775	587,086
Level 3 Financing, Inc.,
Sec’d. Notes, 144A	4.500	04/01/30	75	43,432
Sec’d. Notes, 144A	4.875	06/15/29	1,500	949,157
Sr. Sec’d. Notes, 144A	10.500	04/15/29	175	175,343
Sr. Sec’d. Notes, 144A	11.000	11/15/29	3,160	3,222,016

LifePoint Health, Inc., Gtd. Notes, 144A(aa)	5.375	01/15/29	1,000	799,474
Light & Wonder International, Inc., Gtd. Notes, 144A	7.500	09/01/31	350	356,857
Likewize Corp., Sr. Sec’d. Notes, 144A(aa)	9.750	10/15/25	790	798,400
Lindblad Expeditions Holdings, Inc., Sr. Sec’d. Notes, 144A	9.000	05/15/28	650	679,895
LPL Holdings, Inc., Gtd. Notes, 144A(aa)	4.625	11/15/27	1,040	990,051
M/I Homes, Inc., Gtd. Notes(aa)	4.950	02/01/28	1,025	970,779
Masonite International Corp.,
Gtd. Notes, 144A	3.500	02/15/30	400	350,500
Gtd. Notes, 144A	5.375	02/01/28	230	230,000

Matador Resources Co., Gtd. Notes, 144A	6.500	04/15/32	735	728,448
Mauser Packaging Solutions Holding Co., Sr. Sec’d. Notes, 144A(aa)	7.875	04/15/27	750	763,366
Mavis Tire Express Services Topco Corp., Sr. Unsec’d. Notes, 144A(aa)	6.500	05/15/29	2,725	2,525,652
Maxim Crane Works Holdings Capital LLC, Sec’d. Notes, 144A(aa)	11.500	09/01/28	1,100	1,164,782
McAfee Corp., Sr. Unsec’d. Notes, 144A	7.375	02/15/30	450	417,326
Medline Borrower LP, Sr. Sec’d. Notes, 144A(aa)	3.875	04/01/29	2,600	2,327,650
Medline Borrower LP/Medline Co-Issuer, Inc., Sr. Sec’d. Notes, 144A	6.250	04/01/29	540	536,479

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
United States (cont’d.)
MGM Resorts International,
Gtd. Notes	4.625%	09/01/26	50	$48,122
Gtd. Notes(aa)	4.750	10/15/28	2,313	2,153,652
Gtd. Notes	5.750	06/15/25	25	24,871

Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., Sr. Sec’d. Notes, 144A(aa)	4.875	05/01/29	1,125	1,027,896
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC, Sr. Sec’d. Notes, 144A	6.750	04/01/32	535	531,138
MIWD Holdco II LLC/MIWD Finance Corp., Gtd. Notes, 144A	5.500	02/01/30	400	361,945
MPH Acquisition Holdings LLC, Sr. Sec’d. Notes, 144A(aa)	5.500	09/01/28	1,025	835,882
Nabors Industries Ltd.,
Gtd. Notes, 144A	7.250	01/15/26	575	567,830
Gtd. Notes, 144A	7.500	01/15/28	325	307,125
Nabors Industries, Inc.,
Gtd. Notes, 144A(aa)	7.375	05/15/27	925	916,653
Gtd. Notes, 144A	9.125	01/31/30	670	693,111
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A(aa)	5.125	12/15/30	1,575	1,413,929
Gtd. Notes, 144A	5.500	08/15/28	390	366,807
Gtd. Notes, 144A	5.750	11/15/31	420	382,607
Navient Corp.,
Sr. Unsec’d. Notes(aa)	4.875	03/15/28	755	682,856
Sr. Unsec’d. Notes	6.750	06/25/25	375	374,076
Sr. Unsec’d. Notes	9.375	07/25/30	350	360,554
NCL Corp. Ltd.,
Sr. Sec’d. Notes, 144A	5.875	02/15/27	500	488,275
Sr. Sec’d. Notes, 144A	8.125	01/15/29	500	520,625
Sr. Sec’d. Notes, 144A	8.375	02/01/28	1,225	1,274,291
NCR Voyix Corp.,
Gtd. Notes, 144A(aa)	5.000	10/01/28	650	598,208
Gtd. Notes, 144A	5.250	10/01/30	300	267,127

NESCO Holdings II, Inc., Sec’d. Notes, 144A	5.500	04/15/29	525	489,809
New Home Co., Inc. (The), Sr. Unsec’d. Notes, 144A	9.250	10/01/29	450	450,838

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
United States (cont’d.)

Noble Finance II LLC, Gtd. Notes, 144A	8.000%	04/15/30	275	$283,826
NRG Energy, Inc.,
Gtd. Notes(aa)	5.750	01/15/28	590	580,168
Gtd. Notes, 144A	3.625	02/15/31	175	148,298
Gtd. Notes, 144A(aa)	3.875	02/15/32	700	589,965
Jr. Sub. Notes, 144A(aa)	10.250(ff)	03/15/28(oo)	900	968,533

Olympus Water US Holding Corp., Sr. Sec’d. Notes, 144A(aa)	9.750	11/15/28	1,050	1,115,105
OneMain Finance Corp.,
Gtd. Notes	3.875	09/15/28	475	418,260
Gtd. Notes	6.875	03/15/25	567	570,352
Gtd. Notes(aa)	7.125	03/15/26	1,375	1,387,753
Gtd. Notes	7.875	03/15/30	345	352,092

Organon & Co./Organon Foreign Debt Co-Issuer BV, Sr. Unsec’d. Notes, 144A(aa)	5.125	04/30/31	2,300	1,989,303
Owens-Brockway Glass Container, Inc.,
Gtd. Notes, 144A	6.625	05/13/27	267	266,784
Gtd. Notes, 144A	7.250	05/15/31	450	450,758

P&L Development LLC/PLD Finance Corp., Sr. Sec’d. Notes, 144A(aa)	7.750	11/15/25	450	381,117
Park River Holdings, Inc., Gtd. Notes, 144A(aa)	5.625	02/01/29	1,350	1,117,960
Penn Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A	4.125	07/01/29	550	460,401
Sr. Unsec’d. Notes, 144A	5.625	01/15/27	300	285,785
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A(aa)	5.375	10/15/25	1,150	1,136,105
Gtd. Notes, 144A	5.750	09/15/31	500	454,183
Gtd. Notes, 144A	7.875	12/15/29	250	255,181
Permian Resources Operating LLC,
Gtd. Notes, 144A	7.000	01/15/32	605	617,565
Gtd. Notes, 144A	8.000	04/15/27	275	282,612

Phinia, Inc., Sr. Sec’d. Notes, 144A	6.750	04/15/29	250	250,913
PM General Purchaser LLC, Sr. Sec’d. Notes, 144A(aa)	9.500	10/01/28	1,325	1,342,560
Post Holdings, Inc.,
Gtd. Notes, 144A	4.625	04/15/30	50	45,126

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
United States (cont’d.)
Post Holdings, Inc., (cont’d.)
Gtd. Notes, 144A(aa)	5.500%	12/15/29	904	$857,114
Sr. Sec’d. Notes, 144A	6.250	02/15/32	290	286,444

Premier Entertainment Sub LLC/Premier Entertainment Finance Corp., Gtd. Notes, 144A(aa)	5.875	09/01/31	1,125	807,865
Prime Healthcare Services, Inc., Sr. Sec’d. Notes, 144A(aa)	7.250	11/01/25	1,425	1,420,748
Radiate Holdco LLC/Radiate Finance, Inc.,
Sr. Sec’d. Notes, 144A(aa)	4.500	09/15/26	1,000	763,849
Sr. Unsec’d. Notes, 144A(aa)	6.500	09/15/28	1,525	637,673

Rain CII Carbon LLC/CII Carbon Corp., Sec’d. Notes, 144A	7.250	04/01/25	32	31,295
Range Resources Corp., Gtd. Notes, 144A	4.750	02/15/30	150	138,273
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., Gtd. Notes, 144A(aa)	9.750	12/01/26	750	746,488
RHP Hotel Properties LP/RHP Finance Corp.,
Gtd. Notes, 144A	4.500	02/15/29	250	230,256
Gtd. Notes, 144A	6.500	04/01/32	640	627,502
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.,
Gtd. Notes, 144A	3.625	03/01/29	400	352,570
Gtd. Notes, 144A	3.875	03/01/31	425	361,673
Royal Caribbean Cruises Ltd.,
Gtd. Notes, 144A	7.250	01/15/30	800	821,312
Sr. Unsec’d. Notes, 144A	5.500	04/01/28	650	630,500

RXO, Inc., Gtd. Notes, 144A	7.500	11/15/27	275	279,284
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes(aa)	6.750	03/01/32	1,370	1,323,410
SBA Communications Corp., Sr. Unsec’d. Notes	3.125	02/01/29	400	348,354
Scientific Games Holdings LP/Scientific Games US FinCo, Inc., Sr. Unsec’d. Notes, 144A(aa)	6.625	03/01/30	900	851,916
Scotts Miracle-Gro Co. (The),
Gtd. Notes(aa)	4.000	04/01/31	1,950	1,644,573
Gtd. Notes	4.375	02/01/32	575	483,820

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
United States (cont’d.)

Sealed Air Corp./Sealed Air Corp. US, Gtd. Notes, 144A	6.125%	02/01/28	175	$172,927
Shea Homes LP/Shea Homes Funding Corp., Sr. Unsec’d. Notes(aa)	4.750	04/01/29	1,035	949,824
SilverBow Resources, Inc., Sec’d. Notes, 144A, 3 Month SOFR + 7.750%(aa)	13.079(c)	12/15/28	2,155	2,128,548
Sinclair Television Group, Inc., Gtd. Notes, 144A(aa)	5.125	02/15/27	1,215	1,092,630
SK Invictus Intermediate II Sarl, Sr. Sec’d. Notes, 144A	5.000	10/30/29	925	806,276
Smyrna Ready Mix Concrete LLC,
Sr. Sec’d. Notes, 144A(aa)	6.000	11/01/28	1,273	1,231,859
Sr. Sec’d. Notes, 144A	8.875	11/15/31	470	494,816
Southwestern Energy Co.,
Gtd. Notes	4.750	02/01/32	350	315,176
Gtd. Notes(aa)	5.375	02/01/29	875	839,407
Gtd. Notes	5.375	03/15/30	200	189,882

SRS Distribution, Inc., Gtd. Notes, 144A(aa)	6.000	12/01/29	750	759,833
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A(aa)	3.375	01/15/31	765	629,907
Sr. Unsec’d. Notes, 144A(aa)	4.375	07/15/30	975	863,896

Starwood Property Trust, Inc., Sr. Unsec’d. Notes, 144A	7.250	04/01/29	425	419,503
STL Holding Co. LLC, Sr. Unsec’d. Notes, 144A	8.750	02/15/29	615	631,955
Suburban Propane Partners LP/Suburban Energy Finance Corp., Sr. Unsec’d. Notes, 144A	5.000	06/01/31	575	509,866
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp., Sr. Sec’d. Notes, 144A	5.875	05/15/25	625	621,883
Summit Materials LLC/Summit Materials Finance Corp., Gtd. Notes, 144A	7.250	01/15/31	110	112,988
Sunoco LP/Sunoco Finance Corp.,
Gtd. Notes(aa)	4.500	05/15/29	625	570,911
Gtd. Notes(aa)	4.500	04/30/30	925	833,475

SWF Escrow Issuer Corp., Sr. Unsec’d. Notes, 144A(aa)	6.500	10/01/29	1,600	989,008

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
United States (cont’d.)
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A(aa)	5.500%	01/15/28	1,188	$1,128,055
Gtd. Notes, 144A	6.000	12/31/30	50	47,047
Sr. Unsec’d. Notes, 144A	7.375	02/15/29	370	370,765
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A	5.875	06/15/27	625	616,013
Sr. Unsec’d. Notes, 144A(aa)	5.125	08/01/30	1,525	1,420,021

Tempo Acquisition LLC/Tempo Acquisition Finance Corp., Sr. Sec’d. Notes, 144A(aa)	5.750	06/01/25	1,425	1,418,669
Tenet Healthcare Corp.,
Sr. Sec’d. Notes(aa)	4.250	06/01/29	2,380	2,179,453
Sr. Sec’d. Notes(aa)	4.375	01/15/30	2,250	2,044,890
Sr. Sec’d. Notes, 144A(aa)	6.750	05/15/31	1,000	1,002,984
Sr. Unsec’d. Notes(aa)	6.875	11/15/31	525	542,678

Tenneco, Inc., Sr. Sec’d. Notes, 144A(aa)	8.000	11/17/28	1,675	1,569,002
Titan International, Inc., Sr. Sec’d. Notes	7.000	04/30/28	600	579,995
TopBuild Corp., Gtd. Notes, 144A	4.125	02/15/32	500	432,361
TPC Group, Inc., Sr. Sec’d. Notes, 144A(aa)	13.000	12/16/27	665	676,733
TransDigm, Inc.,
Gtd. Notes(aa)	4.625	01/15/29	700	641,371
Sr. Sec’d. Notes, 144A(aa)	6.375	03/01/29	930	924,146
Sr. Sec’d. Notes, 144A(aa)	6.625	03/01/32	715	714,467
Transocean, Inc.,
Gtd. Notes, 144A	8.000	02/01/27	128	128,467
Gtd. Notes, 144A	8.250	05/15/29	610	606,218

TriMas Corp., Gtd. Notes, 144A(aa)	4.125	04/15/29	1,200	1,078,244
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A(aa)	4.375	04/15/26	850	818,032
Sr. Sec’d. Notes, 144A(aa)	4.625	04/15/29	1,086	1,001,487
United Rentals North America, Inc.,
Gtd. Notes(aa)	3.750	01/15/32	975	832,940
Gtd. Notes	3.875	02/15/31	477	418,328
Gtd. Notes(aa)	5.250	01/15/30	1,200	1,151,463

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
United States (cont’d.)
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A(aa)	4.500%	05/01/29	475	$412,277
Sr. Sec’d. Notes, 144A(aa)	6.625	06/01/27	3,025	2,921,353
Sr. Sec’d. Notes, 144A(aa)	8.000	08/15/28	1,045	1,045,737

Valaris Ltd., Sec’d. Notes, 144A	8.375	04/30/30	375	384,023
Venture Global LNG, Inc.,
Sr. Sec’d. Notes, 144A(aa)	9.500	02/01/29	2,675	2,876,054
Sr. Sec’d. Notes, 144A(aa)	9.875	02/01/32	2,875	3,066,375

Verscend Escrow Corp., Sr. Unsec’d. Notes, 144A	9.750	08/15/26	445	445,000
Viasat, Inc., Sr. Unsec’d. Notes, 144A(aa)	5.625	09/15/25	2,250	2,162,587
Viking Cruises Ltd.,
Gtd. Notes, 144A	5.875	09/15/27	1,150	1,111,188
Sr. Unsec’d. Notes, 144A	7.000	02/15/29	750	746,903

Viking Ocean Cruises Ship VII Ltd., Sr. Sec’d. Notes, 144A	5.625	02/15/29	250	238,750
Vista Outdoor, Inc., Gtd. Notes, 144A	4.500	03/15/29	250	246,918
Vistra Corp.,
Jr. Sub. Notes, 144A(aa)	7.000(ff)	12/15/26(oo)	850	834,221
Jr. Sub. Notes, 144A(aa)	8.000(ff)	10/15/26(oo)	1,025	1,035,472
Vistra Operations Co. LLC,
Gtd. Notes, 144A(aa)	4.375	05/01/29	1,375	1,253,472
Gtd. Notes, 144A(aa)	5.000	07/31/27	1,380	1,313,326
Gtd. Notes, 144A(aa)	5.625	02/15/27	1,050	1,021,506
Gtd. Notes, 144A	6.875	04/15/32	510	507,682

Vital Energy, Inc., Gtd. Notes	9.750	10/15/30	175	190,666
VOC Escrow Ltd., Sr. Sec’d. Notes, 144A	5.000	02/15/28	650	620,074
VT Topco, Inc., Sr. Sec’d. Notes, 144A	8.500	08/15/30	300	310,566
WESCO Distribution, Inc.,
Gtd. Notes, 144A	6.375	03/15/29	485	482,256
Gtd. Notes, 144A	6.625	03/15/32	365	363,194

White Cap Buyer LLC, Sr. Unsec’d. Notes, 144A	6.875	10/15/28	575	555,488

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)

Windsor Holdings III LLC, Sr. Sec’d. Notes, 144A(aa)	8.500%	06/15/30		850	$887,080
Wolverine World Wide, Inc., Gtd. Notes, 144A(aa)	4.000	08/15/29		1,600	1,278,405
WR Grace Holdings LLC, Sr. Sec’d. Notes, 144A	7.375	03/01/31		200	202,773
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Gtd. Notes, 144A(aa)	5.125	10/01/29		860	798,172
Gtd. Notes, 144A	7.125	02/15/31		510	517,492
XPO, Inc.,
Gtd. Notes, 144A(aa)	7.125	06/01/31		1,050	1,055,360
Gtd. Notes, 144A	7.125	02/01/32		265	266,630
					266,292,168
Vietnam 0.3%
Mong Duong Finance Holdings BV, Sr. Sec’d. Notes, 144A (aa)	5.125	05/07/29		1,411	1,345,840
Zambia 0.3%
First Quantum Minerals Ltd.,
Gtd. Notes, 144A(aa)	6.875	10/15/27		1,000	960,000
Gtd. Notes, 144A(aa)	8.625	06/01/31		575	559,159
Sec’d. Notes, 144A	9.375	03/01/29		280	291,289
					1,810,448

Total Corporate Bonds (cost $531,591,418)					480,663,108
Floating Rate and Other Loans 5.7%
Jamaica 0.4%
Digicel International Finance, Ltd., Initial Term Loan, 3 Month SOFR + 6.750%	12.075(c)	05/29/27		2,454	2,325,454
Jersey 0.8%
Aston Finco SARL, Term Loan, SONIA + 4.750%	9.970(c)	10/09/26	GBP	3,591	4,083,083

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Floating Rate and Other Loans (Continued)
Switzerland 0.2%
Consolidated Energy Finance SA, 2024 Incremental Term Loan, 1 Month SOFR + 4.500%	9.816%(c)	11/15/30		1,175	$1,136,078
United Kingdom 1.5%
Connect Finco SARL, Amendment No. 4 Term Loan, 1 Month SOFR + 4.500%	9.816(c)	09/27/29		1,425	1,381,063
Constellation Automotive Group Ltd., Facility 1 Loan, SONIA + 7.500%	12.715(c)	07/27/29	GBP	3,000	2,705,277
EG Finco Ltd., Additional Second Lien Loan Facility, 3 Month EURIBOR + 7.000%	10.902(c)	04/30/27	EUR	2,780	2,702,274
Hurricane CleanCo Ltd., Facility A, 3 Month EURIBOR + 6.250%^	6.250(c)	10/31/29	EUR	852	1,064,482
					7,853,096
United States 2.8%
Cotiviti, Inc., Term Loan, 1 Month SOFR + 3.500%	7.500(c)	05/01/31		1,500	1,502,501
CSC Holdings LLC, 2022 Refinancing Term Loan, 1 Month SOFR + 4.500%	9.821(c)	01/18/28		3,211	3,093,684
Diamond Sports Group LLC,
Dip Term Loan	10.000	11/30/24		448	710,724
First Lien Term Loan, 1 Month SOFR + 10.100%	15.436(c)	05/25/26		35	33,488
Second Lien Term Loan	8.175	08/24/26		265	6,167

Doncasters US Finance LLC, Initial Term Loan, 3 Month SOFR + 6.500%	11.826(c)	04/23/30		2,480	2,455,200
Great Outdoors Group LLC, Term B-2 Loan, 1 Month SOFR + 3.864%	9.180(c)	03/06/28		1,026	1,025,505
Heritage Power LLC, Term Loan, 3 Month SOFR + 5.500%^	10.814(c)	07/20/28		272	266,180
Level 3 Financing, Inc.,
Term B-1, 1 Month SOFR + 6.560%	11.875(c)	04/15/29		30	29,349
Term B-2, 1 Month SOFR + 6.560%	11.875(c)	04/15/30		30	29,432
Lumen Technologies, Inc.,
Term B-1 Loan, 1 Month SOFR + 2.464%	7.780(c)	04/15/29		13	8,951
Term B-2 Loan, 1 Month SOFR + 2.464%	7.780(c)	04/15/30		13	8,876

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
United States (cont’d.)
Lumen Technologies, Inc., (cont’d.)
Term Loan	— %(p)	06/01/28	33	$28,002

McAfee Corp., Tranche B-1 Term Loan, 1 Month SOFR + 3.850%	9.177(c)	03/01/29	1,116	1,115,406
MLN US HoldCo LLC,
3L Term B Loan, 3 Month SOFR + 9.350%	14.677(c)	10/18/27	4	400
Initial Term Loan, 3 Month SOFR + 6.540%	11.867(c)	10/18/27	27	14,934
Initial Term Loan (Second Out (First Lien Roll-Up)), 3 Month SOFR + 6.800%	12.127(c)	10/18/27	61	9,198

NCR Atleos LLC, Term B Loan, 3 Month SOFR + 4.850%	10.173(c)	03/27/29	1,246	1,251,853
Skillsoft Finance II, Inc., Initial Term Loan, 1 Month SOFR + 5.364%	10.680(c)	07/14/28	1,169	921,254
Tenneco, Inc., Term A Loan, 3 Month SOFR + 4.850%	10.169(c)	11/17/28	423	408,059
Univision Communications, Inc., 2021 Replacement Term Loan, 1 Month SOFR + 3.364%	8.680(c)	03/15/26	523	523,111
Venator Finance Sarl,
Initial First-Out Term Loan, 3 Month SOFR + 8.000%^	15.328(c)	12/31/25	304	303,761
Term Loan, 3 Month SOFR + 10.000%	15.299(c)	10/12/28	764	733,155
				14,479,190

Total Floating Rate and Other Loans (cost $31,434,533)				29,876,901
Sovereign Bonds 21.3%
Angola 1.2%
Angolan Government International Bond,
Sr. Unsec’d. Notes	8.250	05/09/28	3,160	2,979,287
Sr. Unsec’d. Notes	8.750	04/14/32	400	361,875
Sr. Unsec’d. Notes	9.500	11/12/25	2,445	2,492,678
Sr. Unsec’d. Notes, EMTN	8.000	11/26/29	650	593,125
				6,426,965

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Argentina 2.5%
Argentine Republic Government International Bond,
Sr. Unsec’d. Notes	0.750%(cc)	07/09/30		6,608	$3,812,622
Sr. Unsec’d. Notes	1.000	07/09/29		1,237	729,579
Sr. Unsec’d. Notes	3.625(cc)	07/09/35		1,864	851,693
Sr. Unsec’d. Notes	4.250(cc)	01/09/38		13,769	6,981,007

Provincia de Buenos Aires, Sr. Unsec’d. Notes, 144A, MTN	6.375(cc)	09/01/37		1,261	554,748
					12,929,649
Bahrain 0.3%
Bahrain Government International Bond,
Sr. Unsec’d. Notes(aa)	6.750	09/20/29		1,240	1,233,738
Sr. Unsec’d. Notes	7.000	10/12/28		430	436,708
					1,670,446
Brazil 1.5%
Brazilian Government International Bond,
Sr. Unsec’d. Notes(aa)	3.875	06/12/30		3,960	3,474,900
Sr. Unsec’d. Notes(aa)	4.500	05/30/29		3,170	2,944,930
Sr. Unsec’d. Notes(aa)	5.625	01/07/41		1,500	1,292,250
					7,712,080
Cameroon 0.2%
Republic of Cameroon International Bond,
Sr. Unsec’d. Notes	5.950	07/07/32	EUR	290	241,691
Sr. Unsec’d. Notes	9.500	11/19/25		720	707,911
					949,602
Colombia 1.6%
Colombia Government International Bond,
Sr. Unsec’d. Notes(aa)	3.000	01/30/30		3,200	2,560,000
Sr. Unsec’d. Notes(aa)	3.875	04/25/27		1,290	1,194,540
Sr. Unsec’d. Notes(aa)	4.500	03/15/29		1,770	1,582,380
Sr. Unsec’d. Notes(aa)	6.125	01/18/41		2,645	2,163,610

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Colombia (cont’d.)
Colombia Government International Bond, (cont’d.)
Sr. Unsec’d. Notes(aa)	7.375%	09/18/37		780	$740,610
Sr. Unsec’d. Notes	7.500	02/02/34		430	421,185
					8,662,325
Costa Rica 0.2%
Costa Rica Government International Bond, Unsec’d. Notes, 144A	7.300	11/13/54		800	832,000
Dominican Republic 1.8%
Dominican Republic International Bond,
Sr. Unsec’d. Notes	5.500	01/27/25		1,225	1,215,047
Sr. Unsec’d. Notes	5.950	01/25/27		3,000	2,943,000
Sr. Unsec’d. Notes	6.850	01/27/45		1,840	1,750,875
Sr. Unsec’d. Notes	7.450	04/30/44		2,300	2,341,687
Sr. Unsec’d. Notes, 144A	5.875	01/30/60		855	697,627
Sr. Unsec’d. Notes, 144A	7.050	02/03/31		320	323,300
					9,271,536
Ecuador 0.5%
Ecuador Government International Bond,
Sr. Unsec’d. Notes	6.000(cc)	07/31/30		720	503,640
Sr. Unsec’d. Notes, 144A	5.583(s)	07/31/30		414	224,694
Sr. Unsec’d. Notes, 144A	2.500(cc)	07/31/40		901	447,555
Sr. Unsec’d. Notes, 144A	3.500(cc)	07/31/35		1,829	996,708
Sr. Unsec’d. Notes, 144A	6.000(cc)	07/31/30		786	549,597
					2,722,194
Egypt 1.2%
Egypt Government International Bond,
Sr. Unsec’d. Notes	5.800	09/30/27		805	715,947
Sr. Unsec’d. Notes	7.625	05/29/32		200	166,063
Sr. Unsec’d. Notes	8.700	03/01/49		1,130	877,812
Sr. Unsec’d. Notes	8.875	05/29/50		510	400,809
Sr. Unsec’d. Notes, 144A, MTN	6.375	04/11/31	EUR	1,845	1,594,069
Sr. Unsec’d. Notes, EMTN	4.750	04/16/26	EUR	1,275	1,253,084

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Egypt (cont’d.)
Egypt Government International Bond, (cont’d.)
Sr. Unsec’d. Notes, EMTN	5.625%	04/16/30	EUR	860	$733,086
Sr. Unsec’d. Notes, EMTN	7.600	03/01/29		500	450,313
					6,191,183
El Salvador 0.1%
El Salvador Government International Bond, Sr. Unsec’d. Notes	8.250	04/10/32		1,000	795,000
Gabon 0.3%
Gabon Government International Bond,
Sr. Unsec’d. Notes	6.950	06/16/25		695	668,720
Sr. Unsec’d. Notes, 144A	6.625	02/06/31		650	510,250
Sr. Unsec’d. Notes, 144A	7.000	11/24/31		540	425,250
					1,604,220
Ghana 0.3%
Ghana Government International Bond,
Sr. Unsec’d. Notes	7.875	03/26/27(d)		1,860	898,194
Sr. Unsec’d. Notes	8.125	01/18/26(d)		1,240	616,512
					1,514,706
Guatemala 0.3%
Guatemala Government Bond,
Sr. Unsec’d. Notes	4.375	06/05/27		1,140	1,067,610
Sr. Unsec’d. Notes	4.900	06/01/30		450	417,797
Sr. Unsec’d. Notes	6.125	06/01/50		300	262,500
					1,747,907
Honduras 0.2%
Honduras Government International Bond, Sr. Unsec’d. Notes	6.250	01/19/27		930	879,780
Ivory Coast 1.1%
Ivory Coast Government International Bond,
Sr. Unsec’d. Notes	4.875	01/30/32	EUR	270	240,643

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Ivory Coast (cont’d.)
Ivory Coast Government International Bond, (cont’d.)
Sr. Unsec’d. Notes	5.250%	03/22/30	EUR	2,480	$2,407,266
Sr. Unsec’d. Notes	5.875	10/17/31	EUR	1,245	1,198,388
Sr. Unsec’d. Notes	6.875	10/17/40	EUR	1,460	1,304,919
Sr. Unsec’d. Notes, 144A	7.625	01/30/33		575	549,844
					5,701,060
Jordan 0.1%
Jordan Government International Bond, Sr. Unsec’d. Notes, 144A	7.500	01/13/29		515	507,597
Lebanon 0.0%
Lebanon Government International Bond,
Sr. Unsec’d. Notes, EMTN	6.100	10/04/22(d)		2,000	127,000
Sr. Unsec’d. Notes, GMTN	6.250	05/27/22(d)		2,550	159,375
					286,375
Mongolia 0.0%
Mongolia Government International Bond, Sr. Unsec’d. Notes, 144A	7.875	06/05/29		205	207,329
Morocco 0.2%
Morocco Government International Bond,
Sr. Unsec’d. Notes	6.500	09/08/33		400	400,500
Sr. Unsec’d. Notes, 144A	5.950	03/08/28		400	396,800
Sr. Unsec’d. Notes, 144A	6.500	09/08/33		495	495,619
					1,292,919
Mozambique 0.4%
Mozambique International Bond, Unsec’d. Notes	9.000	09/15/31		2,295	1,916,325

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Nigeria 0.2%
Nigeria Government International Bond,
Sr. Unsec’d. Notes	7.875%	02/16/32		920	$805,000
Sr. Unsec’d. Notes, EMTN	6.500	11/28/27		450	415,305
					1,220,305
Oman 0.8%
Oman Government International Bond,
Sr. Unsec’d. Notes	5.625	01/17/28		1,525	1,500,295
Sr. Unsec’d. Notes	6.500	03/08/47		1,120	1,086,176
Sr. Unsec’d. Notes	6.750	01/17/48		720	712,188
Sr. Unsec’d. Notes, EMTN	6.000	08/01/29		1,015	1,015,951
					4,314,610
Pakistan 0.5%
Pakistan Government International Bond,
Sr. Unsec’d. Notes	6.875	12/05/27		600	513,066
Sr. Unsec’d. Notes	8.250	09/30/25		490	465,554
Sr. Unsec’d. Notes, 144A	8.250	09/30/25		610	579,567
Sr. Unsec’d. Notes, EMTN	6.000	04/08/26		400	360,250
Sr. Unsec’d. Notes, EMTN	7.375	04/08/31		660	523,669
					2,442,106
Paraguay 0.4%
Paraguay Government International Bond,
Sr. Unsec’d. Notes	6.100	08/11/44		950	876,969
Sr. Unsec’d. Notes, 144A	6.000	02/09/36		1,060	1,032,837
					1,909,806
Romania 0.7%
Romanian Government International Bond, Sr. Unsec’d. Notes, 144A	7.125	01/17/33		3,374	3,479,437
Senegal 0.3%
Senegal Government International Bond,
Sr. Unsec’d. Notes	4.750	03/13/28	EUR	610	595,658

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Senegal (cont’d.)
Senegal Government International Bond, (cont’d.)
Sr. Unsec’d. Notes	5.375%	06/08/37	EUR	460	$362,508
Sr. Unsec’d. Notes, 144A	5.375	06/08/37	EUR	570	449,194
					1,407,360
Serbia 0.8%
Serbia International Bond,
Sr. Unsec’d. Notes	1.500	06/26/29	EUR	1,490	1,329,745
Sr. Unsec’d. Notes	3.125	05/15/27	EUR	1,820	1,858,008
Sr. Unsec’d. Notes, 144A	6.250	05/26/28		500	500,312
Sr. Unsec’d. Notes, 144A	6.500	09/26/33		660	658,350
					4,346,415
South Africa 0.3%
Republic of South Africa Government International Bond, Sr. Unsec’d. Notes (aa)	4.850	09/30/29		1,690	1,504,100
Sri Lanka 0.2%
Sri Lanka Government International Bond,
Sr. Unsec’d. Notes	5.750	04/18/23(d)		390	219,906
Sr. Unsec’d. Notes	6.200	05/11/27(d)		900	508,599
Sr. Unsec’d. Notes	7.550	03/28/30(d)		500	281,406
Sr. Unsec’d. Notes	7.850	03/14/29(d)		400	225,544
					1,235,455
Turkey 2.2%
Turkiye Government International Bond,
Sr. Unsec’d. Notes(aa)	4.250	04/14/26		1,750	1,689,844
Sr. Unsec’d. Notes(aa)	4.875	10/09/26		3,000	2,907,188
Sr. Unsec’d. Notes	5.750	05/11/47		350	259,602
Sr. Unsec’d. Notes	5.950	01/15/31		495	452,925
Sr. Unsec’d. Notes(aa)	6.000	03/25/27		525	515,799
Sr. Unsec’d. Notes	7.625	05/15/34		695	687,398
Sr. Unsec’d. Notes(aa)	9.125	07/13/30		985	1,059,798
Sr. Unsec’d. Notes(aa)	9.375	03/14/29		985	1,067,494
Sr. Unsec’d. Notes(aa)	9.375	01/19/33		1,890	2,083,725

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Turkey (cont’d.)

Turkiye Ihracat Kredi Bankasi A/S, Sr. Unsec’d. Notes, 144A, MTN(aa)	9.000%	01/28/27		745	$775,266
					11,499,039
Ukraine 0.5%
Ukraine Government International Bond,
Sr. Unsec’d. Notes	4.375	01/27/32(d)	EUR	605	150,761
Sr. Unsec’d. Notes	6.750	06/20/28(d)	EUR	1,230	347,066
Sr. Unsec’d. Notes	7.750	09/01/24(d)		320	100,160
Sr. Unsec’d. Notes	7.750	09/01/25(d)		260	81,250
Sr. Unsec’d. Notes	7.750	09/01/26(d)		590	169,330
Sr. Unsec’d. Notes	7.750	09/01/27(d)		1,005	283,410
Sr. Unsec’d. Notes	7.750	09/01/28(d)		910	255,210
Sr. Unsec’d. Notes	7.750	09/01/29(d)		1,180	329,220
Sr. Unsec’d. Notes	8.994	02/01/26(d)		400	126,000
Sr. Unsec’d. Notes	9.750	11/01/30(d)		3,075	917,887
					2,760,294
United Arab Emirates 0.2%
Finance Department Government of Sharjah, Sr. Unsec’d. Notes, 144A	6.500	11/23/32		950	961,046
Zambia 0.2%
Zambia Government International Bond,
Sr. Unsec’d. Notes	8.500	04/14/24(d)		670	492,550
Sr. Unsec’d. Notes	8.970	07/30/27(d)		480	348,000
					840,550

Total Sovereign Bonds (cost $132,664,019)					111,741,721

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2024
Description	Shares	Value
Common Stocks 1.9%
Jamaica 0.1%
Digicel International Finance Ltd. (original Cost $208,462; purchased 01/29/24 - 01/30/24)*^(f)	171,102	$367,869
Luxembourg 0.3%
Intelsat Emergence SA*	51,488	1,885,774
United States 1.5%
CEC Entertainment, Inc.*	34,226	616,068
Chesapeake Energy Corp.	7,220	648,933
Cornerstone Chemical Co. (original cost $962,711; purchased 12/06/23)*^(f)	50,669	962,711
Ferrellgas Partners LP (Class B Stock) (original cost $2,328,464; purchased 09/15/15 - 01/30/17)(f)	8,479	1,411,809
GenOn Energy Holdings, Inc. (Class A Stock)*^	14,397	259,146
Heritage Power LLC*^	37,551	713,469
Heritage Power LLC*^	1,652	31,388
Heritage Power LLC*^	43,215	21,607
TPC Group, Inc.*^	48,777	1,707,195
Venator Materials PLC (original cost $2,477,338; purchased 03/08/19 - 10/19/23)*(f)	2,352	1,524,869
		7,897,195

Total Common Stocks (cost $7,360,054)		10,150,838
Preferred Stock 0.1%
Jamaica
Digicel International Finance Ltd. (original cost $242,480; purchased 01/26/24 - 01/29/24)*^(f) (cost $242,480)	31,468	324,171

Total Long-Term Investments (cost $721,852,564)		651,463,230

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2024
Description	Shares	Value

Short-Term Investment 0.3%
Affiliated Mutual Fund
PGIM Core Government Money Market Fund (7-day effective yield 5.540%) (cost $1,328,318)(wb)	1,328,318	$1,328,318

TOTAL INVESTMENTS 124.3% (cost $723,180,882)		652,791,548
Liabilities in excess of other assets(z) (24.3)%		(127,596,739)

Net Assets 100.0%		$525,194,809

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

EUR—Euro
GBP—British Pound
USD—US Dollar

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
BARC—Barclays Bank PLC
BNP—BNP Paribas S.A.
BNYM—Bank of New York Mellon
BOA—Bank of America, N.A.
CDX—Credit Derivative Index
CITI—Citibank, N.A.
CLO—Collateralized Loan Obligation
DAC—Designated Activity Company
DIP—Debtor-In-Possession
EMTN—Euro Medium Term Note
EURIBOR—Euro Interbank Offered Rate
GMTN—Global Medium Term Note
HSBC—HSBC Bank PLC
iBoxx—Bond Market Indices
iTraxx—International Credit Derivative Index
LP—Limited Partnership
MSI—Morgan Stanley & Co International PLC
MTN—Medium Term Note
OTC—Over-the-counter
PIK—Payment-in-Kind
Q—Quarterly payment frequency for swaps
SOFR—Secured Overnight Financing Rate
SONIA—Sterling Overnight Index Average
SSB—State Street Bank & Trust Company
T—Swap payment upon termination

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $6,927,849 and 1.3% of net assets.

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2024
(aa)	Represents security, or a portion thereof, with aggregate value of $314,773,307 segregated as collateral for amount of $145,000,000 borrowed and outstanding as of April 30, 2024.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at April 30, 2024.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of April 30, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)	Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $16,628,632. The aggregate value of $8,310,486 is 1.6% of net assets.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Unfunded loan commitment outstanding at April 30, 2024:
Borrower	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation
Doncasters US Finance LLC, Delayed Draw Term Loan, 1 Month SOFR + 6.500%, 1.500%(c), Maturity Date 04/23/30 (cost $245,215)	248	$245,520	$305	$—
Forward foreign currency exchange contracts outstanding at April 30, 2024:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 05/02/24	BNYM	GBP	788	$997,881	$985,111	$—	$(12,770)
Expiring 05/02/24	CITI	GBP	33,975	42,261,852	42,454,201	192,349	—
Euro,
Expiring 05/02/24	BNP	EUR	49,816	53,268,022	53,167,550	—	(100,472)
Expiring 05/02/24	CITI	EUR	279	297,470	298,083	613	—
Expiring 05/02/24	HSBC	EUR	610	653,601	651,373	—	(2,228)
Expiring 05/02/24	HSBC	EUR	601	649,805	641,416	—	(8,389)
Expiring 05/02/24	MSI	EUR	8,056	8,703,401	8,597,847	—	(105,554)
Expiring 05/02/24	MSI	EUR	3,140	3,411,879	3,351,674	—	(60,205)

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2024
Forward foreign currency exchange contracts outstanding at April 30, 2024 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 06/04/24	CITI	EUR	1,861	$2,000,000	$1,989,164	$—	$(10,836)
Expiring 06/04/24	CITI	EUR	444	475,546	474,121	—	(1,425)
				$112,719,457	$112,610,540	192,962	(301,879)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 05/02/24	BOA	GBP	802	$1,006,970	$1,002,767	$4,203	$—
Expiring 05/02/24	MSI	GBP	28,926	36,460,985	36,144,446	316,539	—
Expiring 05/02/24	MSI	GBP	2,965	3,693,393	3,704,892	—	(11,499)
Expiring 05/02/24	MSI	GBP	1,223	1,510,326	1,528,828	—	(18,502)
Expiring 05/02/24	MSI	GBP	847	1,055,086	1,058,378	—	(3,292)
Expiring 06/04/24	CITI	GBP	33,975	42,268,885	42,461,602	—	(192,717)
Euro,
Expiring 05/02/24	BARC	EUR	919	997,012	980,511	16,501	—
Expiring 05/02/24	BNP	EUR	61,584	66,816,966	65,727,432	1,089,534	—
Expiring 06/04/24	BNP	EUR	49,816	53,338,013	53,238,477	99,536	—
Expiring 06/04/24	SSB	EUR	566	604,775	604,558	217	—
				$207,752,411	$206,451,891	1,526,530	(226,010)
						$1,719,492	$(527,889)
Credit default swap agreements outstanding at April 30, 2024:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)			Value at Trade Date		Value at April 30, 2024		Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Buy Protection(1):
CDX.NA.HY.42.V1	06/20/29	5.000%(Q)		8,300	$(565,562)		$(536,104)		$29,458
iTraxx.XO.41.V1	06/20/29	5.000%(Q)	EUR	1,840	(181,891)		(162,266)		19,625
					$(747,453)		$(698,370)		$49,083

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2024
Credit default swap agreements outstanding at April 30, 2024 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2024(4)	Value at Trade Date	Value at April 30, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.IG.42.V1	06/20/29	1.000%(Q)	8,200	0.533%	$176,851	$182,073	$5,222
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2024
Total return swap agreements outstanding at April 30, 2024:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
iBoxx US Dollar Liquid Investment Grade Index(T)	1 Day SOFR(Q)/ 5.320%	MSI	09/20/24	(7,290)	$49,124	$—	$49,124
iBoxx US Dollar Liquid Investment Grade Index(T)	1 Day SOFR(Q)/ 5.320%	BNP	09/20/24	(5,275)	69,705	—	69,705
					$118,829	$—	$118,829
(1)	On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).